SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Capitalized interest recorded	$ 0	$ 0	$ 0
Property, Plant and Equipment
Depreciation expense	5,400,000	4,400,000	1,800,000
Accelerated amortization due to early termination	41,700,000
Goodwill and Intangible Assets
Terminal value determination, initial forecasted period	3 years
Useful life of intangible assets	4 years
Amortization of intangible assets	0	516,000	1,239,000
Amortization, asset sell and impairment charges		500,000	1,200,000
Goodwill		0	13,800,000
Intangible assets		0
Advertising Costs
Advertising costs	100,000	200,000	500,000
Third Party Commissions
Accrued commissions released to cost of net sales		500,000
Accrued commissions	100,000	100,000
Accumulated Other Comprehensive Income
Foreign currency translation, net of tax, beginning balance	79,621,000	82,893,000
Gain (Loss) recorded in other comprehensive income	(6,671,000)	(3,272,000)	13,470,000
Less: Gain (loss) reclassified from AOCI to income	(7,088,000)
Foreign currency translation, net of tax, ending balance	65,862,000	79,621,000	82,893,000
Accumulated other comprehensive income	65,862,000	79,621,000
Accumulated other comprehensive income attributable to non-controlling interests	0
Number of inactive Chinese entities	2
Foreign Currency Translation
Less: Gain (loss) reclassified from AOCI to income	(7,088,000)
Number of inactive Chinese entities	2
Gain (loss) on foreign currency translation	3,856,000	(4,675,000)	(8,942,000)
Furniture, test or manufacturing equipment
Property, Plant and Equipment
Useful lives	5 years
Computers and software | Minimum
Property, Plant and Equipment
Useful lives	2 years
Computers and software | Maximum
Property, Plant and Equipment
Useful lives	3 years
Buildings
Property, Plant and Equipment
Useful lives	20 years
Automobiles
Property, Plant and Equipment
Useful lives	5 years
Leasehold improvements
Property, Plant and Equipment
Accelerated amortization due to early termination			0
Leasehold improvements | Beijing and Hangzhou offices
Property, Plant and Equipment
Accelerated amortization due to early termination	2,000,000
Leasehold improvements | Beijing office
Property, Plant and Equipment
Accelerated amortization due to early termination		$ 900,000